July 21, 2023	Peter J. Shea Peter.Shea@klgates.com
T + 1 212 536 9398 F + 1 212 536 3901

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Commodities Trust I – Registration Statement on Form S-1

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Tidal Commodities Trust I (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is the Trust’s Registration Statement on Form S-1. This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The purpose of this filing is to register shares of the Hashdex Bitcoin Futures ETF (the “Fund”), a new series of the Trust. The Fund’s prospectus is substantially similar to the effective prospectus of the Hashdex Bitcoin Strategy ETF, a series of Teucrium Commodity Trust, filed pursuant to Rule 424(b)(3) on May 1, 2023 (Accession No. 0001437749-23-011788) (the “Teucrium Prospectus”). Upon request, we will provide the Staff of the Securities and Exchange Commission (the “Staff”) with a comparison of the Fund’s prospectus and the Teucrium Prospectus.

Accordingly, we request the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing this filing.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (212) 536-3988.

Sincerely,

/s/ Peter J. Shea
Peter J. Shea

cc:	Guillermo Trias
Daniel Carlson
Toroso Investments, LLC

K&L Gates LLP 599 LEXINGTON AVENUE NEW YORK NY 10022 T +1 212 536 3900 F +1 212 536 6661 klgates.com